Shareholder Report, Average Annual Return (Details)		12 Months Ended	44 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Applied Finance Valuation Large Cap ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		23.77%	11.73%
Morningstar US Market Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]	24.09%	9.88%

[1]	The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.